Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 5	$ 5,944,933	$ 5,445,177
Purchases/Sales	0	(6,242,680)	271,671
Cash Dividends	0	(217,120)
Share of Profit (loss) for the Year	0	514,872	228,085
Ending balance	5	5	5,944,933
Cobranzas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	0	(40,205)	36,719
Purchases/Sales		40,205
Share of Profit (loss) for the Year		0	(76,924)
Ending balance		0	(40,205)
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	5	6	6
Purchases/Sales	0
Cash Dividends	0
Share of Profit (loss) for the Year	0	(1)
Ending balance	5	5	6
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		6	6
Share of Profit (loss) for the Year		(6)
Ending balance			6
Galicia Seguros S.A.U. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		8	8
Share of Profit (loss) for the Year		(8)
Ending balance			8
Naranja Digital Compañía Financiera S.A.U. [Member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	0	(30,976)
Purchases/Sales		30,976
Share of Profit (loss) for the Year			(30,976)
Ending balance		0	(30,976)
Ondara S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	0	17,180	19,110
Purchases/Sales		(17,180)
Share of Profit (loss) for the Year			(1,930)
Ending balance		0	17,180
Tarjeta Naranja S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	0	5,192,243	4,711,768
Purchases/Sales		(5,192,243)
Share of Profit (loss) for the Year			480,475
Ending balance		0	5,192,243
Tarjetas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 0	806,671	677,560
Purchases/Sales		(1,104,438)	271,671
Cash Dividends		(217,120)
Share of Profit (loss) for the Year		514,887	(142,560)
Ending balance		$ 0	$ 806,671